Auditor's remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional information [abstract]
Audit fees payable to PwC1	$ 97.6	$ 88.1	$ 92.9
Other audit fees payable	1.6	2.0	1.0
Year ended 31 Dec	$ 99.2	$ 90.1	$ 93.9